UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-03897)

Exact name of registrant as specified in charter:	Putnam U.S. Government Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2013

Date of reporting period:	June 30, 2013

Item 1. Schedule of Investments:

Putnam U.S. Government Income Trust

The fund's portfolio
6/30/13 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (123.9%)(a)
	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (82.2%)

Government National Mortgage Association Adjustable Rate Mortgages 1 3/4s, July 20, 2026	$24,994	$25,863

Government National Mortgage Association Graduated Payment Mortgages
13 1/4s, December 20, 2014	4,048	4,286
12 3/4s, with due dates from December 15, 2013 to June 20, 2014	1,434	1,479
12 1/4s, with due dates from February 15, 2014 to March 15, 2014	4,739	4,836
11 1/4s, with due dates from September 15, 2015 to December 15, 2015	12,221	13,181
9 1/4s, with due dates from April 15, 2016 to May 15, 2016	10,296	11,037

Government National Mortgage Association Pass-Through Certificates
8 1/2s, December 15, 2019	6,391	7,010
7 1/2s, October 20, 2030	92,874	109,417
5 1/2s, August 15, 2035	797	878
4 1/2s, with due dates from August 15, 2040 to July 15, 2041	92,273,326	98,939,775
4 1/2s, TBA, July 1, 2043	113,000,000	120,901,175
4 1/2s, TBA, June 1, 2043	43,000,000	46,110,783
4s, October 15, 2040(FWC)	50,000,000	52,529,295
4s, TBA, July 1, 2043	217,000,000	228,002,573
3 1/2s, with due dates from October 20, 2042 to June 15, 2043	208,187,158	214,109,160
3 1/2s, TBA, July 1, 2043	178,000,000	182,755,946
3s, TBA, July 1, 2043	51,000,000	50,474,063
2 1/2s, TBA, July 1, 2043	91,000,000	84,871,714

		1,078,872,471
U.S. Government Agency Mortgage Obligations (41.7%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
6s, May 1, 2040	13,030,127	14,129,543
4s, with due dates from August 1, 2042 to August 1, 2042	2,482,970	2,568,888
3 1/2s, September 1, 2042	953,182	967,890

Federal National Mortgage Association Pass-Through Certificates
6s, January 1, 2038	708,429	770,333
4s, October 1, 2042	12,707,116	13,168,246
4s, TBA, July 1, 2043	32,000,000	33,347,501
3 1/2s, TBA, July 1, 2043	288,000,000	292,500,000
3s, TBA, July 1, 2043	193,000,000	188,717,813

		546,170,214

Total U.S. government and agency mortgage obligations (cost $1,652,298,475)		$1,625,042,685

MORTGAGE-BACKED SECURITIES (25.9%)(a)
	Principal amount	Value

Agency collateralized mortgage obligations (25.9%)

Federal Home Loan Mortgage Corp.
IFB Ser. 3182, Class SP, 27.83s, 2032	$43,781	$68,850
IFB Ser. 3408, Class EK, 25.019s, 2037	517,853	761,460
IFB Ser. 2976, Class LC, 23.714s, 2035	3,115,611	4,740,320
IFB Ser. 2979, Class AS, 23.568s, 2034	271,138	357,677
IFB Ser. 3072, Class SM, 23.091s, 2035	1,396,521	2,038,025
IFB Ser. 3072, Class SB, 22.944s, 2035	833,975	1,211,974
IFB Ser. 3249, Class PS, 21.64s, 2036	589,314	833,835
IFB Ser. 3065, Class DC, 19.283s, 2035	3,996,613	5,910,791
IFB Ser. 2990, Class LB, 16.454s, 2034	3,387,741	4,473,885
IFB Ser. 4048, Class GS, IO, 6.458s, 2040	5,660,935	1,076,653
IFB Ser. 4105, Class HS, IO, 6.408s, 2042	10,410,147	2,472,618
IFB Ser. 3860, Class SP, IO, 6.408s, 2040	6,806,422	1,005,036
IFB Ser. 3934, Class SA, IO, 6.208s, 2041	8,052,482	1,542,855
IFB Ser. 4136, Class ES, 6.058s, 2042	10,005,075	1,911,069
IFB Ser. 4112, Class SC, IO, 5.958s, 2042	28,326,410	4,744,702
IFB Ser. 4105, Class LS, IO, 5.958s, 2041	3,964,103	768,085
IFB Ser. 3922, Class CS, IO, 5.908s, 2041	18,252,945	2,539,700
IFB Ser. 4012, Class SM, IO, 5.758s, 2042	7,652,242	1,274,634
Ser. 4122, Class TI, IO, 4 1/2s, 2042	12,345,727	1,879,020
Ser. 4125, Class HI, IO, 4 1/2s, 2042	14,967,946	2,249,084
Ser. 4024, Class PI, IO, 4 1/2s, 2041	13,224,276	2,115,911
Ser. 4018, Class DI, IO, 4 1/2s, 2041	6,861,259	1,068,024
Ser. 3747, Class HI, IO, 4 1/2s, 2037	808,462	86,056
Ser. 4116, Class MI, IO, 4s, 2042	23,251,151	3,875,120
Ser. 4019, Class JI, IO, 4s, 2041	13,676,438	2,106,171
FRB Ser. T-57, Class 2A1, 3.338s, 2043	33,513	33,835
Ser. 4141, Class PI, IO, 3s, 2042	12,782,505	1,827,898
Ser. 4158, Class TI, IO, 3s, 2042	21,072,221	2,937,046
Ser. 4165, Class TI, IO, 3s, 2042	26,041,632	3,622,391
Ser. 4171, Class NI, IO, 3s, 2042	14,638,748	1,968,912
Ser. 4183, Class MI, IO, 3s, 2042	10,635,960	1,457,127
FRB Ser. T-59, Class 2A1, 2.901s, 2043	17,763	17,742
Ser. T-56, Class A, IO, 0.524s, 2043	762,987	13,173
Ser. T-8, Class A9, IO, 0.46s, 2028	2,784,127	29,581
Ser. T-59, Class 1AX, IO, 0.274s, 2043	6,479,133	81,748
Ser. T-48, Class A2, IO, 0.212s, 2033	9,535,122	94,234
Ser. T-56, Class 1, IO, zero %, 2043	847,351	6,355
Ser. T-56, Class 2, IO, zero %, 2043	796,753	2,490
Ser. T-56, Class 3, IO, zero %, 2043	668,846	8,779
Ser. 4077, Class TO, PO, zero %, 2041	4,503,311	3,551,536
Ser. 3369, Class BO, PO, zero %, 2037	22,341	20,342
Ser. 3391, PO, zero %, 2037	71,807	60,925
Ser. 3300, PO, zero %, 2037	254,096	237,580
Ser. 3314, PO, zero %, 2036	83,956	77,768
Ser. 3206, Class EO, PO, zero %, 2036	16,760	15,030
Ser. 3175, Class MO, PO, zero %, 2036	182,979	161,116
Ser. 3210, PO, zero %, 2036	17,520	15,916
Ser. 2777, Class OE, PO, zero %, 2032	12,335	12,320
FRB Ser. T-54, Class 2A, IO, zero %, 2043	3,851,723	602
FRB Ser. 3117, Class AF, zero %, 2036	22,662	20,055
FRB Ser. 3326, Class WF, zero %, 2035	67,551	65,522
FRB Ser. 3036, Class AS, zero %, 2035	22,021	18,812

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.742s, 2036	1,162,061	2,223,658
IFB Ser. 05-74, Class NK, 26.535s, 2035	2,497,814	4,118,495
IFB Ser. 06-8, Class HP, 23.859s, 2036	1,012,929	1,651,287
IFB Ser. 07-53, Class SP, 23.492s, 2037	1,235,512	1,816,358
IFB Ser. 08-24, Class SP, 22.576s, 2038	5,178,103	7,767,238
IFB Ser. 05-122, Class SE, 22.425s, 2035	1,045,436	1,506,084
IFB Ser. 05-75, Class GS, 19.671s, 2035	656,249	899,955
IFB Ser. 05-106, Class JC, 19.526s, 2035	1,480,360	2,231,731
IFB Ser. 05-83, Class QP, 16.892s, 2034	483,622	638,411
IFB Ser. 11-4, Class CS, 12.514s, 2040	3,356,899	3,996,061
IFB Ser. 12-96, Class PS, IO, 6.507s, 2041	11,593,889	2,106,726
Ser. 13-9, Class BA, 6 1/2s, 2042	3,643,825	3,658,628
IFB Ser. 12-88, Class SB, IO, 6.477s, 2042	19,860,325	3,045,581
IFB Ser. 12-3, Class SD, IO, 6.317s, 2042	8,116,239	1,518,467
IFB Ser. 11-27, Class AS, IO, 6.287s, 2041	6,642,626	1,159,537
IFB Ser. 12-132, Class SB, IO, 6.007s, 2042	22,291,728	3,121,511
Ser. 06-10, Class GC, 6s, 2034	9,793,363	10,099,405
Ser. 12-129, Class TI, IO, 4 1/2s, 2040	12,983,226	1,986,434
Ser. 409, Class C16, IO, 4s, 2040	13,815,959	2,304,405
FRB Ser. 04-W7, Class A2, 3 1/2s, 2034	14,566	15,189
FRB Ser. 03-W14, Class 2A, 3.483s, 2043	30,346	30,075
FRB Ser. 03-W3, Class 1A4, 3.396s, 2042	55,670	53,418
FRB Ser. 03-W11, Class A1, 3.106s, 2033	1,968	2,012
Ser. 13-55, Class IK, IO, 3s, 2043	10,116,690	1,495,955
Ser. 13-6, Class BI, IO, 3s, 2042	10,649,297	1,242,773
Ser. 13-35, Class IP, IO, 3s, 2042	7,993,342	996,670
Ser. 13-55, Class PI, IO, 3s, 2042	17,972,694	2,364,667
Ser. 13-53, Class JI, IO, 3s, 2041	12,557,518	1,852,234
Ser. 13-23, Class PI, IO, 3s, 2041	14,648,825	1,678,755
Ser. 13-30, Class IP, IO, 3s, 2041	17,941,509	2,114,586
Ser. 13-23, Class LI, 3s, 2041	12,749,833	1,462,916
FRB Ser. 04-W2, Class 4A, 2.931s, 2044	28,137	28,090
Ser. 98-W5, Class X, IO, 0.963s, 2028	5,207,452	234,335
Ser. 98-W2, Class X, IO, 0.72s, 2028	17,950,994	1,043,402
FRB Ser. 07-95, Class A3, 0.443s, 2036	13,676,000	12,410,970
Ser. 01-50, Class B1, IO, 0.4s, 2041	1,176,124	11,761
Ser. 01-79, Class BI, IO, 0.31s, 2045	2,780,149	26,715
Ser. 03-34, Class P1, PO, zero %, 2043	135,635	112,061
Ser. 03-W1, Class 2A, IO, zero %, 2042	8,154,532	637
Ser. 08-53, Class DO, PO, zero %, 2038	421,823	344,056
Ser. 07-64, Class LO, PO, zero %, 2037	129,709	114,105
Ser. 07-44, Class CO, PO, zero %, 2037	289,854	249,173
Ser. 07-14, Class KO, PO, zero %, 2037	32,507	28,397
Ser. 06-125, Class OX, PO, zero %, 2037	9,513	8,697
Ser. 06-84, Class OT, PO, zero %, 2036	10,511	9,496
Ser. 06-46, Class OC, PO, zero %, 2036	17,233	15,318
Ser. 08-36, Class OV, PO, zero %, 2036	91,160	77,040
Ser. 1988-12, Class B, zero %, 2018	8,318	7,986

Government National Mortgage Association
IFB Ser. 11-56, Class SA, 23.681s, 2041	7,800,577	11,682,377
IFB Ser. 10-158, Class SD, 14.425s, 2040	2,266,000	2,855,749
IFB Ser. 11-70, Class WS, 9.317s, 2040	3,909,000	3,955,126
IFB Ser. 11-72, Class SE, 7.151s, 2041	16,383,286	16,382,696
IFB Ser. 11-56, Class MS, 6.884s, 2041	8,542,676	8,915,564
IFB Ser. 11-81, Class SB, IO, 6.513s, 2036	14,210,103	2,347,225
IFB Ser. 11-61, Class CS, IO, 6.488s, 2035	5,335,875	706,998
IFB Ser. 11-51, Class DS, IO, 6.458s, 2041	9,835,075	1,635,062
IFB Ser. 12-149, Class LS, IO, 6.058s, 2042	5,400,072	842,074
IFB Ser. 10-20, Class SE, IO, 6.058s, 2040	23,403,404	3,627,528
IFB Ser. 10-26, Class QS, IO, 6.058s, 2040	28,436,628	5,155,419
IFB Ser. 10-20, Class SC, IO, 5.958s, 2040	17,457,346	2,870,337
IFB Ser. 10-115, Class TS, IO, 5.908s, 2038	12,488,257	1,732,746
IFB Ser. 11-128, Class TS, IO, 5.858s, 2041	6,840,351	1,400,904
IFB Ser. 10-14, Class SH, IO, 5.808s, 2040	16,770,792	2,286,698
IFB Ser. 11-70, Class SN, IO, 5.708s, 2041	3,260,000	804,372
IFB Ser. 10-31, Class SA, IO, 5.558s, 2040	6,198,085	940,690
Ser. 13-3, Class IT, IO, 5s, 2043	8,550,192	1,565,748
Ser. 13-6, Class BI, IO, 5s, 2043	41,734,401	7,825,618
Ser. 13-6, Class OI, IO, 5s, 2043	71,032,633	13,396,755
Ser. 10-35, Class UI, IO, 5s, 2040	10,994,965	2,052,952
Ser. 10-58, Class VI, IO, 5s, 2038	1,186,209	59,310
Ser. 13-39, Class IJ, IO, 4 1/2s, 2043	97,262,305	18,527,886
Ser. 13-24, Class IC, IO, 4 1/2s, 2043	5,846,043	1,121,797
Ser. 13-24, Class IK, IO, 4 1/2s, 2043	10,255,471	1,978,280
Ser. 12-129, Class IO, IO, 4 1/2s, 2042	8,637,908	1,795,735
Ser. 11-18, Class PI, IO, 4 1/2s, 2040	10,607,072	1,816,992
Ser. 10-35, Class QI, IO, 4 1/2s, 2040	28,076,632	5,361,420
Ser. 11-81, Class PI, IO, 4 1/2s, 2037	17,305,423	1,463,000
Ser. 10-116, Class IB, IO, 4 1/2s, 2036	509,888	35,692
Ser. 10-19, Class IH, IO, 4 1/2s, 2034	816,112	38,765
Ser. 13-38, Class LI, IO, 4s, 2043	13,751,282	2,796,323
Ser. 12-56, Class IB, IO, 4s, 2042	20,857,857	3,745,470
Ser. 12-47, Class CI, IO, 4s, 2042	9,817,684	1,725,754
Ser. 10-116, Class QI, IO, 4s, 2034	7,689,444	650,997
Ser. 13-79, Class PI, IO, 3 1/2s, 2043	17,423,059	2,683,325
Ser. 13-37, Class JI, IO, 3 1/2s, 2043	10,653,703	1,672,205
Ser. 13-27, Class PI, IO, 3 1/2s, 2042	9,696,955	1,555,392
Ser. 13-18, Class GI, IO, 3 1/2s, 2041	13,720,923	2,351,766
Ser. 12-48, Class KI, IO, 3 1/2s, 2039	9,200,547	1,580,654
Ser. 12-48, Class AI, IO, 3 1/2s, 2036	21,662,191	3,935,803
Ser. 11-70, PO, zero %, 2041	48,544,776	38,260,564
Ser. 10-151, Class KO, PO, zero %, 2037	2,551,543	2,212,800
Ser. 06-36, Class OD, PO, zero %, 2036	25,419	23,809
Ser. 06-64, PO, zero %, 2034	64,128	62,894

GSMPS Mortgage Loan Trust 144A
Ser. 99-2, IO, 0.706s, 2027	1,376,441	13,496
Ser. 98-3, IO, 0.199s, 2027	850,776	12,496
Ser. 98-2, IO, 0.093s, 2027	739,756	5,317
Ser. 98-4, IO, zero %, 2026	1,089,829	26,820

		339,849,251

Total mortgage-backed securities (cost $324,735,712)		$339,849,251

SHORT-TERM INVESTMENTS (50.4%)(a)
	Principal amount/shares	Value

Federal Home Loan Bank discount notes with an effective yield of 0.11%, July 19, 2013	$38,560,000	$38,557,783

Federal Home Loan Bank discount notes with an effective yield of 0.10%, November 20, 2013	10,000,000	9,997,240

Federal Home Loan Mortgage Corp. discount notes with an effective yield of 0.11%, July 15, 2013	20,000,000	19,999,144

Federal Home Loan Mortgage Corp. discount notes with an effective yield of 0.06%, July 29, 2013	31,400,000	31,398,413

Federal National Mortgage Association discount notes with an effective yield of 0.11%, July 24, 2013	25,000,000	24,998,163

Federal National Mortgage Association discount notes with effective yields ranging from 0.06% to 0.10%, July 22, 2013	27,600,000	27,598,604

Federal National Mortgage Association discount notes with an effective yield of 0.11%, July 17, 2013	43,940,000	43,937,852

Interest in $273,658,000 joint tri-party repurchase agreement dated 6/28/13 with RBC Capital Markets, LLC due 7/1/13 - maturity value of $48,249,523 for an effective yield of 0.13% (collateralized by a mortgage backed security with a coupon rate of 4.00% and a due date of 5/20/42, valued at $279,134,184)	48,249,000	48,249,000

Interest in $175,000,000 joint tri-party repurchase agreement dated 6/28/13 with Goldman Sach & Co. due 7/1/13 - maturity value of $43,362,470 for an effective yield of 0.13% (collateralized by various mortgage backed securities with coupon rates of 3.00% and due dates ranging from 9/15/42 to 10/15/42, valued at $178,500,001)	43,362,000	43,362,000

U.S. Treasury Bills with an effective yield of 0.16%, November 14, 2013	35,000,000	34,991,390

U.S. Treasury Bills with effective yields ranging from 0.10% to 0.16%, October 17, 2013	60,000,000	59,990,520

U.S. Treasury Bills with an effective yield of 0.14%, December 12, 2013(SEG)(SEGSF)(SEGCCS)	34,000,000	33,989,936

U.S. Treasury Bills with an effective yield of 0.14%, September 19, 2013	25,000,000	24,998,050

U.S. Treasury Bills with an effective yield of 0.12%, August 22, 2013	25,000,000	24,995,757

U.S. Treasury Bills with an effective yield of 0.12%, July 25, 2013	15,000,000	14,998,800

U.S. Treasury Bills with an effective yield of 0.08%, October 10, 2013	25,000,000	24,996,324

Putnam Money Market Liquidity Fund 0.06%(AFF)	140,001,624	140,001,624

SSgA Prime Money Market Fund 0.03%(P)	14,100,000	14,100,000

Total short-term investments (cost $661,110,715)		$661,160,600

TOTAL INVESTMENTS

Total investments (cost $2,638,144,902)(b)		$2,626,052,536

FUTURES CONTRACTS OUTSTANDING at 6/30/13 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation

U.S. Treasury Bond 30 yr (Long)	94	$12,769,313	Sep-13	$(18,929)
U.S. Treasury Note 10 yr (Long)	442	55,940,625	Sep-13	(206,261)

Total				$(225,190)

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 6/30/13 (Unaudited)

Counterparty
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	Unrealized
Floating rate index/Maturity date	date/strike	amount	depreciation

Goldman Sachs International

2.00/3 month USD-LIBOR-BBA/Sep-23 (Purchased)	Sep-13/2.00	$160,000,000	$(1,534,400)

Total			$(1,534,400)

TBA SALE COMMITMENTS OUTSTANDING at 6/30/13 (proceeds receivable $392,203,359) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4s, July 1, 2043	$18,000,000	7/15/13	$18,757,969
Federal National Mortgage Association, 3 1/2s, July 1, 2043	189,000,000	7/15/13	191,953,125
Federal National Mortgage Association, 3s, July 1, 2043	32,000,000	7/15/13	31,290,000
Government National Mortgage Association, 4 1/2s, June 1, 2043	43,000,000	7/23/13	46,110,783
Government National Mortgage Association, 4s, July 1, 2043	50,000,000	7/29/13	52,535,155
Government National Mortgage Association, 3s, July 1, 2043	51,000,000	7/22/13	50,474,063

Total			$391,121,095

	OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/13 (Unaudited)

			Upfront		Payments	Payments	Unrealized
	Swap counterparty/		premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America N.A.
	$90,737,600	(E)	$(1,106,560)	9/18/23	2.20%	3 month USD-LIBOR-BBA	$3,705,255
	100,540,000	(E)	1,737,497	9/18/23	3 month USD-LIBOR-BBA	2.20%	(3,594,139)
	Barclays Bank PLC
	91,001,000	(E)	(34,862)	9/18/18	3 month USD-LIBOR-BBA	1.15%	(2,438,199)
	78,316,000	(E)	158,198	9/18/15	3 month USD-LIBOR-BBA	0.45%	(65,002)
	446,652,000	(E)	63,712	9/18/15	0.45%	3 month USD-LIBOR-BBA	1,336,670
	162,215,000	(E)	361,039	9/18/23	3 month USD-LIBOR-BBA	2.20%	(8,241,221)
	2,166,000	(E)	(6,594)	9/18/43	3 month USD-LIBOR-BBA	3.15%	(146,062)
	28,233,000	(E)	(573,130)	9/18/23	2.20%	3 month USD-LIBOR-BBA	924,066
	Citibank, N.A.
	8,239,000	(E)	(88,049)	9/18/43	3 month USD-LIBOR-BBA	3.15%	(618,558)
	60,091,000	(E)	9,643	9/18/15	0.45%	3 month USD-LIBOR-BBA	180,902
	11,949,000	(E)	17,413	9/18/18	1.15%	3 month USD-LIBOR-BBA	332,986
	82,122,000	(E)	(209,629)	9/18/23	3 month USD-LIBOR-BBA	2.20%	(4,564,559)
	Credit Suisse International
	12,772,000		2,706	6/19/15	0.40%	3 month USD-LIBOR-BBA	28,094
	123,136,000	(E)	58,360	9/18/18	1.15%	3 month USD-LIBOR-BBA	3,310,382
	103,706,000	(E)	77,568	9/18/15	3 month USD-LIBOR-BBA	0.45%	(217,994)
	208,354,900	(E)	3,107,308	9/18/23	3 month USD-LIBOR-BBA	2.20%	(7,941,753)
	8,319,000	(E)	(61,725)	9/18/43	3 month USD-LIBOR-BBA	3.15%	(597,385)
	295,844,100	(E)	(1,693,499)	9/18/23	2.20%	3 month USD-LIBOR-BBA	13,995,112
	63,749,000	(E)	(89,195)	9/18/15	0.45%	3 month USD-LIBOR-BBA	92,489
	Deutsche Bank AG
	19,513,000	(E)	14,104	9/18/18	1.15%	3 month USD-LIBOR-BBA	529,443
	570,000	(E)	(1,984)	9/18/43	3 month USD-LIBOR-BBA	3.15%	(38,686)
	1,472,000	(E)	(144)	9/18/15	3 month USD-LIBOR-BBA	0.45%	(4,339)
	42,535,000	(E)	(19,837)	9/18/23	2.20%	3 month USD-LIBOR-BBA	2,235,794
	Goldman Sachs International
	29,879,000	(E)	(260,328)	9/18/18	1.15%	3 month USD-LIBOR-BBA	528,777
	26,317,000	(E)	209,279	9/18/43	3 month USD-LIBOR-BBA	3.15%	(1,485,274)
	40,413,600	(E)	(183,276)	9/18/23	2.20%	3 month USD-LIBOR-BBA	1,959,857
	17,758,000	(E)	1,621	9/18/15	3 month USD-LIBOR-BBA	0.45%	(48,990)
	69,043,600	(E)	1,231,693	9/18/23	3 month USD-LIBOR-BBA	2.20%	(2,429,689)
	JPMorgan Chase Bank N.A.
	2,064,000	(E)	(8,440)	9/18/43	3.15%	3 month USD-LIBOR-BBA	124,461
	6,485,000	(E)	15,618	9/18/18	3 month USD-LIBOR-BBA	1.15%	(155,651)
	173,996,100	(E)	(2,755,442)	9/18/23	2.20%	3 month USD-LIBOR-BBA	6,471,571
	55,158,800	(E)	1,215,989	9/18/23	3 month USD-LIBOR-BBA	2.20%	(1,709,083)
	39,583,000	(E)	(9,556)	9/18/15	0.45%	3 month USD-LIBOR-BBA	103,255

	Total						$1,562,530
(E)	Extended effective date.

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/13 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$31,505,100	(E)	$(519,648)	9/18/23	2.20%	3 month USD-LIBOR-BBA	$1,151,067
	61,813,700	(E)	1,757,904	9/18/23	3 month USD-LIBOR-BBA	2.20%	(1,520,077)
	26,581,000		(36,900)	6/21/23	3 month USD-LIBOR-BBA	2.3625%	(812,247)
	106,324,000		269,723	7/2/23	3 month USD-LIBOR-BBA	2.58%	(854,122)
	2,136,000	(E)	10,675	9/18/15	3 month USD-LIBOR-BBA	0.45%	4,588
	5,769,000	(E)	(22,145)	9/18/15	0.45%	3 month USD-LIBOR-BBA	(5,703)
	5,539,000	(E)	297,953	9/18/23	3 month USD-LIBOR-BBA	2.20%	4,220
	28,189,000	(E)	(677,691)	9/18/23	2.20%	3 month USD-LIBOR-BBA	817,173
	58,903,000	(E)	200,945	9/18/15	3 month USD-LIBOR-BBA	0.45%	33,072
	84,000,000	(E)	4,861,636	9/18/23	3 month USD-LIBOR-BBA	2.20%	407,116
	147,490,000	(E)	(7,576,765)	9/18/23	2.20%	3 month USD-LIBOR-BBA	244,630
	90,340,000	(E)	(285,804)	9/18/15	0.45%	3 month USD-LIBOR-BBA	(28,335)
	51,904,000	(E)	(1,279,586)	9/18/23	2.20%	3 month USD-LIBOR-BBA	1,472,884
	62,017,000	(E)	73,606	9/18/15	3 month USD-LIBOR-BBA	0.45%	(103,144)

	Total						$811,122
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/13 (Unaudited)

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
$8,295,729	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$166,425
1,689,762	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	33,899
Barclays Bank PLC
6,388,050	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(22,196)
2,063,107	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(11,441)
2,904,672	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	49,645
14,457,037	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(50,232)
10,544,730	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	11,837
9,146,090	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	8,832
8,642,962	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	173,391
5,089,555	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	102,104
5,457,289	—	1/12/40	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(120,576)
16,589,324	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	332,808
37,778,745	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(131,266)
23,836,601	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	23,019
234,310	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	5,923
5,391,184	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(53,214)
1,574,720	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,521
80,759,425	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(797,139)
18,048,543	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	465,564
3,105,979	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	47,166
22,712,438	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	21,934
32,345,401	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(112,387)
30,105,370	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	29,073
8,937,114	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(88,214)
312,689	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	3,609
1,714,795	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(5,958)
169,313	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(2,553)
169,313	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(2,553)
1,146,468	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,107
4,679,964	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	(78,132)
957,732	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	(15,989)
406,652	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(6,132)
286,119	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	7,694
68,026	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(1,026)
4,153,270	—	1/12/34	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(56,773)
13,652,092	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(47,435)
1,131,383	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,270
5,989,453	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(33,216)
19,982,886	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	19,298
303,823	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	341
985,039	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,106
714,223	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	802
14,052,322	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(162,187)
9,703,514	—	1/12/39	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	146,313
1,027,889	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	713
1,055,704	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,668)
23,094,969	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(80,246)
35,687,455	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	24,768
16,496,386	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	57,318
25,491,305	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(17,692)
4,348,289	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	(70,559)
3,617,428	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(21,974)
1,808,714	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(10,987)
1,808,714	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(10,987)
3,629,919	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(22,050)
9,427,646	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(57,269)
3,629,919	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(22,050)
1,516,417	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(5,269)
3,288,849	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	65,979
6,120,053	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(122,778)
2,519,329	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	2,433
7,330,891	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(25,472)
3,193,555	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	82,378
5,332,057	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	61,541
9,101,673	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(182,594)
7,247,347	(16,420)	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(60,444)
4,121,094	1,932	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,311)
69,201,375	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	120,895
Citibank, N.A.
164,798	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(2,485)
Credit Suisse International
1,115,241	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,077
2,426,366	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	48,677
15,665,502	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	314,274
6,492,476	—	1/12/36	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	199,650
4,153,270	—	1/12/34	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	56,773
169,313	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(2,553)
3,259,282	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	55,706
3,259,282	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(31,156)
1,689,229	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	33,889
529,812	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	926
7,123,120	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	183,742
3,288,315	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	65,969
3,193,555	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	82,378
16,293,829	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(326,880)
17,720,099	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(355,493)
3,691,076	130,341	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	40,625
6,944,132	139,968	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	12,131
Deutsche Bank AG
161,834	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	3,576
286,119	—	1/12/40	(4.50%)1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(7,694)
163,365	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	4,130
603,680	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	(3,349)
6,492,476	—	1/12/36	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(199,650)
Goldman Sachs International
6,517,958	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	130,760
6,587,298	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	132,151
2,438,132	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	28,140
8,545,037	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	98,624
6,591,927	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	76,082
2,108,303	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	32,016
21,105,346	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	320,498
8,395,472	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	168,426
2,666,922	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	53,503
2,363,690	—	1/12/40	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(52,224)
7,398,175	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	85,387
2,448,768	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	49,126
3,521,404	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	70,645
3,514,213	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	90,650
7,208,228	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	123,199
7,208,228	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	123,199
143,480	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,878
8,662,164	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	173,777
6,834,255	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	137,106
16,349,055	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	421,726
2,240,599	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	57,797
5,175,300	—	1/12/40	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(114,345)
5,673,611	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	113,821
2,421,566	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	48,580
11,259,250	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(39,121)
4,229,761	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(14,697)
8,874,984	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	178,046
8,094,470	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(122,051)
123,002	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(1,855)
17,402,217	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	448,892
7,565,528	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	195,154
2,543,177	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	51,020
2,324,138	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	35,294
3,841,336	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	58,333
469,250	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	5,416
3,895,495	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	100,485
21,223,577	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	468,923
4,037,958	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	61,319
2,411,991	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	36,628
8,075,761	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	122,636
1,701,917	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	19,643
6,366,635	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	73,481
10,605,283	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	212,759
5,506,611	—	1/12/40	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(121,666)
6,931,331	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	139,053
4,182,801	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	83,914
8,603,784	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	99,302
15,424,766	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(53,595)
1,098,100	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	12,674
2,037,323	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	23,514
571,840	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,987)
1,524,954	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(5,299)
1,357,106	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(4,715)
1,977,274	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	22,821
3,954,693	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	45,644
2,678,762	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	30,917
695,845	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic MBX Index 4.00% 30 year Ginnie Mae II pools	6,218
1,246,520	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	25,007
2,389,562	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	47,938
1,306,463	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	15,079
1,371,865	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	27,522
8,705,795	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	100,479
7,886,623	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	158,218
8,285,746	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	141,616
8,095,176	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(162,402)
5,308,718	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	90,734
25,292,558	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(507,408)
15,773,246	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(316,436)
10,084,167	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(202,304)
43,589,464	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(1,124,395)
5,128,492	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(102,886)
5,128,492	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(102,886)
7,571,540	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(195,309)
11,646,983	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(233,657)
15,766,538	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(181,971)
15,439,561	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	234,459
6,386,107	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	164,730
13,294,786	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(342,941)
1,351,774	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(34,869)
3,004,555	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(60,276)
3,006,155	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(60,308)
6,244,817	194,175	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	43,937
JPMorgan Chase Bank N.A.
11,746,609	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	303,007

Total					$1,993,300

Key to holding's abbreviations
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2012 through June 30, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,311,874,097.
(b)	The aggregate identified cost on a tax basis is $2,639,931,471, resulting in gross unrealized appreciation and depreciation of $25,184,134 and $39,063,069, respectively, or net unrealized depreciation of $13,878,935.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$181,365,197	$121,757,934	$163,121,507	$148,679	$140,001,624
* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $988,998,119 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments, including mortgage backed securities, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to isolate prepayment risk.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers. Forward premium swap options contracts include premiums that do not settle until the expiration date of the contract. The delayed settlement of the premiums are factored into the daily valuation of the option contracts.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to hedge interest rate risk.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Upfront premiums are recorded as realizes gains and losses at the closing of the contract. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin. Payments received or made are recorded as realized gains or losses. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty. There is minimal counterparty risk with respect to centrally cleared interest rate contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $7,051,094 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $16,191,389 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $27,212,112.
TBA purchase commitments: The fund may enter into TBA commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Mortgage-backed securities	$—	$339,849,251	$—
U.S. Government and agency mortgage obligations	—	1,625,042,685	—
Short-term investments	154,101,624	507,058,976	—

Totals by level	$154,101,624	$2,471,950,912	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$(225,190)	$—	$—
Forward premium swap option contracts	—	(1,534,400)	—
TBA sale commitments	—	(391,121,095)	—
Interest rate swap contracts	—	4,120,251	—
Total return swap contracts	—	1,543,304	—

Totals by level	$(225,190)	$(386,991,940)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Interest rate contracts	$65,906,233	$62,002,268

Total	$65,906,233	$62,002,268

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Purchased swap option contracts (contract amount)	$803,200,000
Written swap option contracts (contract amount)	$744,800,000
Futures contracts (number of contracts)	1,000
OTC interest rate swap contracts (notional)	$2,044,100,000
Centrally cleared interest rate swap contracts (notional)	$231,500,000
OTC total return swap contracts (notional)	$1,217,900,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam U.S. Government Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 29, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: August 29, 2013